Prepayments (Details 1) (USD $)	Jun. 30, 2013		Jun. 30, 2012
Prepayments [Line Items]
Prepayments for construction	$ 50,213,850		$ 24,961,297
Baofeng new coking plant
Prepayments [Line Items]
Prepayments for construction	20,475,010	[1]	20,526,097	[1]
Hongchang new mining tunnels
Prepayments [Line Items]
Prepayments for construction	1,294,400	[2]	1,267,200	[2]
Hongchang safety instruments
Prepayments [Line Items]
Prepayments for construction	3,236,000	[3]	3,168,000	[3]
Xingsheng safety instruments
Prepayments [Line Items]
Prepayments for construction	14,092,780	[4]		[4]
Hongchang mine consolidation
Prepayments [Line Items]
Prepayments for construction	$ 11,115,660	[5]		[5]

[1]	At June 30, 2013, the Company made prepayments of approximately $20.5 million (RMB 126.5 million) toward construction of its new coking plant.
[2]	The Company made prepayments of approximately $1.29 million (RMB 8 million) during the year ended June 30, 2010 for constructing new mining tunnels at Hongchang coal mine. As of June 30, 2013, this project had not commenced, but the Company expects to do so after approval from the relevant authorities.
[3]	The Company made prepayments of approximately $3.24 million (RMB 20 million) during May 2012 for upgrading the safety equipment at Hongchang coal mine. As of June 30, 2013, this project had not commenced, but the Company expects to do so after approval from the relevant authorities.
[4]	The Company made prepayments of approximately $14.1 million (RMB 87.1 million) in August and September 2012 for upgrading the safety equipment at Xingsheng coal mine. As of June 30, 2013, this project had not commenced, but the Company expects to do so after obtaining approval from the relevant authorities.
[5]	The Company made prepayments of approximately $11.1 million (RMB 68.7 million) during August and September 2012 for consolidating Hongchang, Shunli and Shuangrui coal mines. As of June 30, 2013, this project had not commenced, but the Company expects to do so after approval from the relevant authorities, which approval is expected by the end of June 2014.